ALTEGRIS/CRABEL MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Principal Amount ($)		Discount Rate (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 74.9%
	U.S. TREASURY BILLS — 68.8%
2,065,000	United States Treasury Bill (Cost $2,060,347)(a)	4.7718	10/17/23	$ 2,060,347

Shares
	MONEY MARKET FUNDS - 6.1%
183,117	First American Government Obligations Fund, Class X, 5.26% (Cost $183,117)(b)			183,117

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,243,464)			2,243,464

	TOTAL INVESTMENTS - 74.9% (Cost $2,243,464)			$ 2,243,464
	OTHER ASSETS IN EXCESS OF LIABILITIES- 25.1%			751,296
	NET ASSETS - 100.0%			$ 2,994,760

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
1	CBOE Volatility Index Future(d)	10/18/2023	$ 17,771	$ 321
3	CME E-Mini Standard & Poor's 500 Index Future	12/15/2023	648,825	(65,400)
1	CME Live Cattle Future(d)	02/29/2024	77,000	(920)
1	Eurex DAX Index Future	12/15/2023	410,350	(3,356)
1	Eurex Stoxx Europe 600 Futures	12/15/2023	23,956	(458)
1	FTSE 100 Index Future	12/15/2023	93,588	(505)
1	ICE US mini MSCI EAFE Index Futures	12/15/2023	102,075	(3,685)
1	ICE WTI Crude Oil Futures Contract(d)	10/19/2023	90,790	1,670
1	NYMEX Henry Hub Natural Gas Futures(d)	09/26/2024	33,790	340
2	NYMEX Light Sweet Crude Oil Future(d)	10/20/2023	181,580	(3,420)
1	NYMEX NY Harbor ULSD Futures(d)	10/31/2023	138,625	59
1	OML Stockholm OMXS30 Index Future	10/20/2023	19,771	254
1	OSE Gold Future(d)	08/27/2024	59,910	(7)
4	OSE Nikkei 225 mini Future	12/07/2023	85,278	(656)
1	SFE S&P ASX Share Price Index 200 Future	12/21/2023	113,879	–
	TOTAL FUTURES CONTRACTS			$ (75,763)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
1	3 Month Euro Euribor Future	06/16/2025	$ 256,066	$ 46
1	CBOT 10 Year US Treasury Note	12/19/2023	108,063	141

ALTEGRIS/CRABEL MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
2	CBOT 2 Year US Treasury Note Future	12/29/2023	$ 405,422	$ 1,367
4	CBOT 5 Year US Treasury Note	12/29/2023	421,438	2,719
1	CBOT Corn Future(d)	12/14/2023	23,838	513
1	CBOT Soybean Future(d)	11/14/2023	63,750	1,800
1	CBOT Soybean Meal Future(d)	12/14/2023	38,120	2,020
2	CBOT US Treasury Bond Futures	12/19/2023	227,563	(1,938)
1	CME British Pound Currency Future	12/18/2023	76,313	138
1	CME E-mini Russell 2000 Index Futures	12/15/2023	89,930	(475)
1	CME Feeder Cattle Future(d)	11/16/2023	127,450	1,025
1	CME Yen Denominated Nikkei 225 Index Future	12/07/2023	106,480	652
1	COMEX E-Micro Gold Futures(d)	12/27/2023	18,661	637
1	COMEX Gold 100 Troy Ounces Future(d)	12/27/2023	186,610	5,670
1	COMEX Silver Future(d)	12/27/2023	112,250	4,550
2	E-mini Dow Jones Industrial Average Index Futures	12/15/2023	337,250	2,245
1	Eurex 10 Year Euro BUND Future	12/07/2023	135,997	(465)
5	Eurex 2 Year Euro SCHATZ Future	12/07/2023	554,974	1,453
1	Eurex 30 Year Euro BUXL Future	12/07/2023	129,358	(402)
4	Eurex 5 Year Euro BOBL Future	12/07/2023	489,481	66
1	Eurex EURO STOXX 50 Future	12/15/2023	44,444	(539)
2	Euro-BTP Italian Bond Futures	12/07/2023	232,012	4,406
1	Euronext CAC 40 Index Future	10/20/2023	75,605	338
2	Euronext Milling Wheat Future(d)	03/11/2024	25,558	459
2	French Government Bond Futures	12/07/2023	260,493	322
2	FTSE/MIB Index Future	12/15/2023	299,006	(1,750)
1	FVSA Index - Mini-Futures on VSTOXX(d)	10/18/2023	1,871	(11)
1	HKG Hang Seng China Enterprises Index Future	10/30/2023	39,466	(702)
1	HKG Mini Hang Seng China Enterprise Index Future	10/30/2023	7,893	(134)
3	ICE US MSCI Emerging Markets EM Index Futures	12/15/2023	143,325	1,910
1	KCBT Hard Red Winter Wheat Future(d)	12/14/2023	33,188	4,175
2	KFE 10 Year Treasury Bond Future	12/19/2023	159,640	(24)
7	KFE 3 Year Treasury Bond Future	12/19/2023	533,626	(33)
1	LME Copper Forward USD(d)	12/27/2023	206,751	(1,126)
1	Long Gilt Future	12/27/2023	114,877	(420)
1	MDE Crude Palm Oil Future(d)	12/15/2023	20,059	7
1	MEFF Madrid IBEX 35 Index Future	10/20/2023	99,799	412
1	Montreal Exchange S&P/TSX 60 Index Future	12/14/2023	173,209	3,757
1	SAFEX FTSE/JSE Top 40 Index Future	12/21/2023	35,624	579
2	SFE 3 Year Australian Bond Future	12/15/2023	135,435	976
1	SFE 90 Day Australian Bank Accepted Bills Future	12/12/2024	636,001	–
2	SGX FTSE China A50 Futures Contract	10/30/2023	25,196	(52)
1	SGX FTSE Taiwan Index Futures	10/30/2023	57,000	(400)
1	SGX MSCI Singapore Index Future	10/30/2023	20,895	(284)
2	TEF SET50 Index Future	12/28/2023	9,858	149
1	Three-Month SOFR Futures	09/17/2024	237,038	725
2	Ultra 10-Year US Treasury Note Futures	12/19/2023	223,125	4,688
2	Ultra U.S. Treasury Bond Futures	12/19/2023	237,375	17,656
	TOTAL FUTURES CONTRACTS			$ 56,846

ALTEGRIS/CRABEL MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Euro	10/02/2023	JPME	125,000	$ 132,149	$ 885
Israeli Shekel	10/02/2023	JPME	384,175	100,714	714
New Zealand Dollar	10/02/2023	JPME	100,000	59,941	761
Polish Zloty	10/02/2023	JPME	439,368	100,584	135
Singapore Dollar	10/02/2023	JPME	548,621	401,309	(304)
New Zealand Dollar	10/03/2023	JPME	100,000	59,941	(506)
Singapore Dollar	10/03/2023	JPME	380,089	278,032	(864)
South Korean Won	10/10/2023	JPME	133,936,585	99,102	(898)
Australian Dollar	10/18/2023	JPME	200,000	128,641	442
Euro	10/18/2023	JPME	375,000	396,699	(714)
Israeli Shekel	10/18/2023	JPME	381,973	100,209	209
Mexican Peso	10/18/2023	JPME	3,000,000	171,654	(2,573)
New Zealand Dollar	10/18/2023	JPME	200,000	119,884	122
Polish Zloty	10/18/2023	JPME	867,307	198,463	(1,537)
Singapore Dollar	10/18/2023	JPME	409,867	300,015	15
South Korean Won	10/20/2023	JPME	135,140,482	100,024	24
South Korean Won	10/25/2023	JPME	133,806,860	99,053	(947)
				$ 2,846,414	$ (5,036)

To Sell:
Euro	10/02/2023	JPME	125,000	$ 132,149	$ 381
Israeli Shekel	10/02/2023	JPME	384,175	100,714	(216)
New Zealand Dollar	10/02/2023	JPME	100,000	59,941	309
Polish Zloty	10/02/2023	JPME	439,368	100,583	(583)
Singapore Dollar	10/02/2023	JPME	548,621	401,309	(1,309)
South Korean Won	10/10/2023	JPME	132,489,999	98,032	1,968
Australian Dollar	10/18/2023	JPME	300,000	192,962	(39)
Canadian Dollar	10/18/2023	JPME	300,000	220,922	1,868
CNH	10/18/2023	JPME	730,566	100,175	(175)
Euro	10/18/2023	JPME	375,000	396,700	2,522
Israeli Shekel	10/18/2023	JPME	1,143,735	300,053	(53)
Japanese Yen	10/18/2023	JPME	12,500,000	83,873	739
New Zealand Dollar	10/18/2023	JPME	500,000	299,710	(2,881)
Norwegian Krone	10/18/2023	JPME	1,075,831	100,610	(610)
Polish Zloty	10/18/2023	JPME	437,555	100,124	(124)
Singapore Dollar	10/18/2023	JPME	955,537	699,435	566
South African Rand	10/18/2023	JPME	3,775,733	199,143	857
Swedish Krona	10/18/2023	JPME	2,230,433	204,288	(4,288)
Indian Rupee	10/20/2023	JPME	41,577,750	499,602	399
South Korean Won	10/20/2023	JPME	132,523,276	98,087	1,913
South Korean Won	10/25/2023	JPME	133,839,489	99,077	923
South Korean Won	11/06/2023	JPME	135,037,999	100,009	(9)
				$ 4,587,498	$ 2,158

Total	$ (2,878)

ALTEGRIS/CRABEL MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/(Depreciation)
To Buy:	To Sell:
Australian Dollar	Euro	10/18/2023	JPME	206,642	125,000	132,913	(132,233)	$ 680
Australian Dollar	Japanese Yen	10/18/2023	JPME	200,000	18,931,120	128,641	(127,025)	1,616
British Pound	Australian Dollar	10/18/2023	JPME	250,000	479,745	305,034	(308,575)	(3,541)
British Pound	Euro	10/18/2023	JPME	260,013	300,000	317,251	(317,360)	(109)
Canadian Dollar	Japanese Yen	10/18/2023	JPME	600,000	65,961,326	441,843	(442,589)	(746)
Euro	Australian Dollar	10/18/2023	JPME	125,000	207,948	132,233	(133,753)	(1,520)
Euro	British Pound	10/18/2023	JPME	300,000	260,989	317,360	(318,441)	(1,081)
Euro	Canadian Dollar	10/18/2023	JPME	250,000	358,664	264,466	(264,122)	344
Euro	Japanese Yen	10/18/2023	JPME	100,000	15,752,378	105,787	(105,696)	91
Euro	Norwegian Krone	10/18/2023	JPME	125,000	1,436,004	132,233	(134,292)	(2,059)
Japanese Yen	Canadian Dollar	10/18/2023	JPME	21,990,280	200,000	147,551	(147,281)	270
Japanese Yen	Swiss Franc	10/18/2023	JPME	40,895,000	250,000	274,398	(273,556)	842
New Zealand Dollar	Japanese Yen	10/18/2023	JPME	200,000	17,611,940	119,884	(118,173)	1,711
Norwegian Krone	Swedish Krona	10/18/2023	JPME	2,000,000	2,072,664	187,036	(189,837)	(2,801)
Polish Zloty	Euro	10/18/2023	JPME	462,871	100,000	105,917	(105,787)	130
Swiss Franc	Euro	10/18/2023	JPME	120,656	125,000	132,025	(132,233)	$ (208)
Swiss Franc	Japanese Yen	10/18/2023	JPME	250,000	40,784,325	273,556	(273,656)	(100)
				68,335,462	164,957,103	$ 3,518,128	$ 3,524,609	$ (6,481)

Total								$ (6,481)

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(d)	All or a portion of this investment is a holding of the Altegris/Crabel CFC.